Business combination (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of fair value of identifiable assets acquired and liabilities

Amount

Cash	$4,212,977
Accounts receivable, net	3,264,577
Notes receivables	1,299,453
Other receivables, net	140,172
Due from related parties	249,273
Prepayments	131,765
Right-of-use assets	364,175
Accounts payable	(2,714,374)
Other payables and accrued liabilities	(656,039)
Contract liabilities	(109,908)
Taxes payable	(494,392)
Lease liabilities - current	(134,463)
Lease liabilities - noncurrent	(217,569)
Net assets acquired	5,335,647

Goodwill	$62,435,299

Purchase price for the Company	$65,737,818
Fair value of non-controlling interest	2,033,128
Total purchase price	$67,770,946

Schedule of goodwill

	For the six months ended June 30, 2025	For the six months ended June 30, 2024
	(Unaudited)	(Unaudited)
Revenue	$3,443,594	$6,437,248
Net loss	(1,608,992)	(244,714)

These pro forma results are presented for information purposes only and do not necessarily reflect the actual results that would have been achieved had the acquisition occurred on the date assumed, nor are they indicative of future consolidated results of operations.

Both revenue and net loss of pro forma are combined continuing operations of the Company and Pure Tech.

Changes in the carrying amount of goodwill for the six months ended June 30, 2026 was as follows:

Acquisition of Pure Tech
(Unaudited)

Balance as of December 31, 2025	$12,559,378
Impairment of goodwill	(12,798,582)
Effect of foreign exchange rate	239,204
Balance as of June 30, 2026	$—

Schedule of goodwill

Acquisition of Pure Tech
(Unaudited)

Balance as of December 31, 2025	$12,559,378
Impairment of goodwill	(12,798,582)
Effect of foreign exchange rate	239,204
Balance as of June 30, 2026	$—